13F-NT
1
t4725220b.txt

	UNITED STATES SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ];                    Amendment Number: ___

This Amendment (Check only one):
[   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Global Resources Master Fund, Ltd.
Address:	c/o Ogier Fiduciary Services (Cayman) Limited
		89 Nexus Way
		Camana Bay, Grand Cayman, KY1-9007
		Cayman Islands, BWI

Form 13F File Number: 28-11656

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Director
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:
Thomas S. Dwan		 New York, New York   	May 13, 2011
---------------		  ------------------	--------------
[Signature]		 [City, State]		[Date]

Report Type (Check only one):

[ ]  	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	are reported in this report.)
[X]	13F NOTICE. (Check here if no holdings reported are in this report, and all
	holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-11655
Name   Touradji Capital Management, LP